DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued operations [Line Items]
Schedule of Assets and Liabilities Held for Sale
	As of December 31,
	2013	2014
	RMB	RMB
Assets classified as held for sale
Cash and cash equivalents	78,333	36,063
Restricted cash	3,600	2,000
Term deposits	800	11,023
Accounts receivable, net	4,532	-
Deferred tax assets	4,541	6,107
Prepaid and other current assets	47,408	52,243
Deferred tax assets, non-current	57,591	67,327
Property and equipment, net	71,933	58,900
Intangible assets, net	44,126	40,669
Goodwill	189,242	189,470
Other non-current assets	51,904	48,620
Total assets	554,010	512,422

Liabilities classified as held for sale
Short-term borrowings	6,000	4,000
Deferred revenue	426,627	455,173
Accounts payable	49	49
Accrued and other liabilities	45,010	49,375
Income taxes payable	5,212	5,101
Amounts due to related parties	3,400	-
Deferred tax liabilities	24,151	19,720
Total liabilities	510,449	533,418

Beijing Siwa Century Facility Management Co. [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	-	-	-
Impairment loss	-	-	-
Income (loss) from discontinued operation	-	-	-
Income tax benefit (expense)	-	-	-
Income (loss) from discontinued operation, net of income tax	-	-	-
Loss on sale of discontinued operation, net of income tax (note(i))	(15,908)	-	-
Loss from and on sale of discontinued operation, net of income tax	(15,908)	-	-

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 7,758 for the year ended December 31, 2012.

Tianjin Holding [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	103,382	50,043	-
Impairment loss	-	-	-
Income (loss) from discontinued operation	12,395	(22,735)	-
Income tax expense	(3,669)	(6,637)	-
Income (loss) from discontinued operation, net of income tax	8,726	(29,372)	-
Loss on sale of discontinued operation, net of income tax (note(i))	-	(174,629)	-
Income (loss) from and on sale of discontinued operation, net of income tax	8,726	(204,001)	-

Note (i)	Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 5,538 for the year ended December 31, 2013.

21st School [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	82,283	17,939	-
Impairment loss	(50,050)	-	-
(Loss) Income from discontinued operation	(55,846)	3,312	-
Income tax benefit (expense)	6,140	(578)	-
(Loss) Income from discontinued operations, net of income tax	(49,706)	2,734	-
Loss on sale of discontinued operation, net of income tax (note(i))	-	(74,938)	-
Loss from and on sale of discontinued operation, net of income tax	(49,706)	(72,204)	-

Note (i)	No foreign currency translation adjustment is included in the loss on sale of discontinued operation.

Jinghan Group [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
	Years ended December, 31
	2012	2013	2014
	RMB	RMB	RMB
Revenues	535,417	603,976	679,295
Impairment loss	(44,650)	-	-
Loss from discontinued operation	(179,518)	(89,291)	(73,499)
Income tax benefit	63,521	19,047	15,735
Loss from and on sale of discontinued operation, net of income tax	(115,997)	(70,244)	(57,764)